TAMARACK FUNDS

                         TAMARACK LARGE CAP EQUITY FUND
                          TAMARACK MID CAP EQUITY FUND
                         TAMARACK SMALL CAP EQUITY FUND
                            TAMARACK ENTERPRISE FUND
                       TAMARACK ENTERPRISE SMALL CAP FUND
                          TAMARACK MICROCAP VALUE FUND
                               TAMARACK VALUE FUND
                      TAMARACK SMALL CAP INTERNATIONAL FUND

                       SUPPLEMENT DATED SEPTEMBER 30, 2004
              TO THE CLASS A, CLASS C, CLASS R, CLASS S AND CLASS I
                         PROSPECTUS DATED APRIL 16, 2004


The Board of Trustees of Tamarack Funds Trust recently determined to open the offering of Class I shares of Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund and Tamarack Small Cap Equity Fund to new investors. Effective September 30, 2004, the offering of Class I shares of Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund and Tamarack Small Cap Equity Fund is no longer closed to new investors. Class I shares are being offered as described in the Prospectus for the Funds as hereby supplemented. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Minimum Initial Investment and Minimum Additional Investment - Class I Shares
-----------------------------------------------------------------------------

For retirement plan investors having at least $6,000,000 in plan assets, there is no minimum requirement for initial investment in the Funds.



                           MINIMUM INITIAL INVESTMENT

         ACCOUNT TYPE                                                 AMOUNT
Regular - Institutions or Individuals                                $250,000
Through qualified retirement benefit plan
  (minimum plan assets of $6,000,000)                                   $0



                          MINIMUM ADDITIONAL INVESTMENT

        INVESTMENT TYPE                                               AMOUNT
By telephone or mail                                                    $100
By wire                                                               $1,000
By exchange(1) from another Tamarack Fund into a regular account $1,000 By exchange(1) from another Tamarack Fund into an IRA or
  Uniform Transfer/Gifts to Minors Account                              $100

(1) The following Tamarack Funds are eligible for exchanges: Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund, Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Fixed Income Fund, Tamarack North Carolina Tax-Free Bond Fund and Tamarack Prime Money Market Fund.

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                                      * * *

All references in the Prospectus to the offering of Class I shares of Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund and Tamarack Small Cap Equity Fund being closed to new investors are deleted as listed below.

Footnote number 4 to the Performance Table for Tamarack Large Cap Equity Fund on page 4 of the Prospectus is deleted, and the succeeding footnote is renumbered accordingly.

Footnote number 4 to the Performance Table for Tamarack Mid Cap Equity Fund on page 6 of the Prospectus is deleted.

Footnote number 4 to the Performance Table for Tamarack Small Cap Equity Fund on page 8 of the Prospectus is deleted, and the succeeding footnote is renumbered accordingly.

The footnote references in the columns labeled "Class I*" to the Shareholder Fees/Annual Fund Operating Expenses table in the "Fees and Expenses" section of the Prospectus on pages 20-21 are deleted.



The following footnote replaces the asterisk footnote to the Shareholder Fees/Annual Fund Operating Expenses table in the "Fees and Expenses" section of the Prospectus on page 23:

       * Class S shares offering is closed to new investors.



The following sentence replaces the last sentence of the paragraph immediately under the heading "Purchasing and Adding To Your Shares" on page 33 of the
Prospectus:

         Class S shares are not available to new investors.



The footnote reference in the column labeled "Class I***" in the table under the heading "Distribution Arrangements/Sales Charges" on page 45 of the Prospectus is deleted.



The following footnote replaces the footnote with three asterisks in the table under the heading "Distribution Arrangements/Sales Charges" on page 45 of the
Prospectus:

   *** Class S shares offering is closed to new investors. Dividends on outstanding Class S shares continue to be reinvested in additional Class S shares and Class S shares of a Fund may be exchanged for Class S shares of another Fund.